March 31, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• S&P 500 Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	67,276	$ 35,383,812
Boeing Co.(a)(b)	696,800	118,839,240
General Dynamics Corp.	240,529	65,563,395
General Electric Co.	1,001,698	200,489,855
Howmet Aerospace, Inc.(b)	378,667	49,124,470
Huntington Ingalls Industries, Inc.	36,396	7,426,240
L3Harris Technologies, Inc.	176,786	37,003,078
Lockheed Martin Corp.	196,633	87,837,927
Northrop Grumman Corp.	127,657	65,361,661
RTX Corp.	1,240,612	164,331,465
Textron, Inc.	176,203	12,730,667
TransDigm Group, Inc.	52,411	72,499,612
		916,591,422
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,573	11,117,875
Expeditors International of Washington, Inc.	131,129	15,768,262
FedEx Corp.	206,802	50,414,192
United Parcel Service, Inc., Class B	681,695	74,979,633
		152,279,962
Automobile Components — 0.0%
Aptiv PLC(a)(b)	216,244	12,866,518
Automobiles — 1.7%
Ford Motor Co.	3,638,313	36,492,279
General Motors Co.	928,631	43,673,516
Tesla, Inc.(a)(b)	2,603,067	674,610,844
		754,776,639
Banks — 3.4%
Bank of America Corp.	6,179,770	257,881,802
Citigroup, Inc.	1,762,809	125,141,811
Citizens Financial Group, Inc.	407,577	16,698,430
Fifth Third Bancorp	629,484	24,675,773
Huntington Bancshares, Inc.	1,347,292	20,222,853
JPMorgan Chase & Co.	2,609,593	640,133,163
KeyCorp.	914,716	14,626,309
M&T Bank Corp.	155,670	27,826,012
PNC Financial Services Group, Inc.	369,833	65,005,546
Regions Financial Corp.	854,805	18,574,913
Truist Financial Corp.	1,238,926	50,981,805
U.S. Bancorp	1,454,074	61,391,004
Wells Fargo & Co.	3,069,516	220,360,554
		1,543,519,975
Beverages — 1.3%
Brown-Forman Corp., Class B	171,896	5,834,150
Coca-Cola Co.	3,613,688	258,812,334
Constellation Brands, Inc., Class A	145,517	26,705,280
Keurig Dr. Pepper, Inc.	1,115,012	38,155,711
Molson Coors Beverage Co., Class B	161,542	9,833,061
Monster Beverage Corp.(a)	653,334	38,233,106
PepsiCo, Inc.	1,278,803	191,743,722
		569,317,364
Biotechnology — 1.9%
AbbVie, Inc.	1,647,115	345,103,535
Amgen, Inc.	501,023	156,093,716
Biogen, Inc.(a)	134,706	18,433,169
Gilead Sciences, Inc.	1,161,619	130,159,409
Incyte Corp.(a)	146,402	8,864,641
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(a)(b)	314,807	$ 8,924,778
Regeneron Pharmaceuticals, Inc.	98,122	62,231,916
Vertex Pharmaceuticals, Inc.(a)	240,037	116,374,738
		846,185,902
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	8,802,824	1,674,825,294
eBay, Inc.	450,015	30,479,516
		1,705,304,810
Building Products — 0.5%
A O Smith Corp.	112,403	7,346,660
Allegion PLC	80,965	10,562,694
Builders FirstSource, Inc.(a)	106,314	13,282,871
Carrier Global Corp.	753,689	47,783,882
Johnson Controls International PLC	623,026	49,910,613
Lennox International, Inc.	29,646	16,626,366
Masco Corp.	199,903	13,901,255
Trane Technologies PLC	209,740	70,665,601
		230,079,942
Capital Markets — 3.2%
Ameriprise Financial, Inc.	90,635	43,877,310
Bank of New York Mellon Corp.	677,694	56,838,196
Blackrock, Inc.(c)	135,697	128,434,497
Blackstone, Inc., Class A	672,964	94,066,908
Cboe Global Markets, Inc.	95,826	21,684,466
Charles Schwab Corp.	1,588,637	124,358,504
CME Group, Inc.	335,883	89,106,401
FactSet Research Systems, Inc.	35,764	16,259,745
Franklin Resources, Inc.	295,545	5,689,241
Goldman Sachs Group, Inc.	292,589	159,838,445
Intercontinental Exchange, Inc.	535,178	92,318,205
Invesco Ltd.	420,219	6,374,722
KKR & Co., Inc.	629,204	72,742,274
MarketAxess Holdings, Inc.	35,517	7,684,103
Moody’s Corp.	145,248	67,640,541
Morgan Stanley	1,156,242	134,898,754
MSCI, Inc., Class A	73,048	41,308,644
Nasdaq, Inc.	386,371	29,310,104
Northern Trust Corp.	183,320	18,084,518
Raymond James Financial, Inc.	169,425	23,534,827
S&P Global, Inc.	295,935	150,364,573
State Street Corp.	273,239	24,463,088
T Rowe Price Group, Inc.	202,594	18,612,311
		1,427,490,377
Chemicals — 1.3%
Air Products and Chemicals, Inc.	207,215	61,111,848
Albemarle Corp.	108,244	7,795,733
CF Industries Holdings, Inc.	165,573	12,939,530
Corteva, Inc.	642,920	40,458,956
Dow, Inc.	648,635	22,650,334
DuPont de Nemours, Inc.	387,440	28,934,019
Eastman Chemical Co.	108,897	9,594,915
Ecolab, Inc.	234,897	59,551,087
International Flavors & Fragrances, Inc.	236,430	18,349,332
Linde PLC	443,817	206,658,948
LyondellBasell Industries NV, Class A	241,419	16,995,898
Mosaic Co.	294,232	7,947,206

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	218,487	$ 23,891,553
Sherwin-Williams Co.	215,967	75,413,517
		592,292,876
Commercial Services & Supplies — 0.6%
Cintas Corp.	319,521	65,671,151
Copart, Inc.(a)(b)	817,127	46,241,217
Republic Services, Inc.	189,775	45,955,914
Rollins, Inc.	257,783	13,928,016
Veralto Corp.	230,487	22,460,958
Waste Management, Inc.	340,436	78,814,338
		273,071,594
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	962,841	74,600,920
Cisco Systems, Inc.	3,715,285	229,270,237
F5, Inc.(a)	54,418	14,489,881
Juniper Networks, Inc.	307,746	11,137,328
Motorola Solutions, Inc.	155,770	68,197,664
		397,696,030
Construction & Engineering — 0.1%
Quanta Services, Inc.	136,524	34,701,670
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	57,148	27,324,173
Vulcan Materials Co.	123,091	28,717,131
		56,041,304
Consumer Finance — 0.6%
American Express Co.	518,713	139,559,733
Capital One Financial Corp.	355,588	63,756,929
Discover Financial Services	234,019	39,947,043
Synchrony Financial	360,080	19,062,635
		262,326,340
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	412,980	390,588,224
Dollar General Corp.	205,329	18,054,579
Dollar Tree, Inc.(a)	188,775	14,171,339
Kroger Co.	621,732	42,085,039
Sysco Corp.	459,753	34,499,865
Target Corp.	430,618	44,939,295
Walgreens Boots Alliance, Inc.	653,353	7,297,953
Walmart, Inc.	4,045,835	355,183,855
		906,820,149
Containers & Packaging — 0.2%
Amcor PLC	1,347,712	13,072,806
Avery Dennison Corp.	75,759	13,482,829
Ball Corp.	275,996	14,371,112
International Paper Co.	489,448	26,112,051
Packaging Corp. of America	82,097	16,256,848
Smurfit WestRock PLC	461,922	20,814,205
		104,109,851
Distributors — 0.1%
Genuine Parts Co.	130,929	15,598,881
LKQ Corp.	244,023	10,380,738
Pool Corp.	36,020	11,466,967
		37,446,586
Security	Shares	Value
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	6,687,939	$ 189,134,915
Verizon Communications, Inc.	3,923,705	177,979,259
		367,114,174
Electric Utilities — 1.6%
Alliant Energy Corp.	238,761	15,364,270
American Electric Power Co., Inc.	496,393	54,240,863
Constellation Energy Corp.	291,524	58,779,984
Duke Energy Corp.	720,015	87,820,230
Edison International	364,943	21,502,442
Entergy Corp.	400,695	34,255,416
Evergy, Inc.	211,723	14,598,301
Eversource Energy	345,365	21,450,620
Exelon Corp.	930,252	42,866,012
FirstEnergy Corp.	480,026	19,402,651
NextEra Energy, Inc.	1,916,733	135,877,202
NRG Energy, Inc.	187,341	17,883,572
PG&E Corp.	2,043,944	35,114,958
Pinnacle West Capital Corp.	105,682	10,066,210
PPL Corp.	683,470	24,680,102
Southern Co.	1,021,264	93,905,225
Xcel Energy, Inc.	536,289	37,963,898
		725,771,956
Electrical Equipment — 0.7%
AMETEK, Inc.	215,597	37,112,868
Eaton Corp. PLC	368,358	100,130,755
Emerson Electric Co.	531,472	58,270,590
GE Vernova, Inc.	256,930	78,435,590
Generac Holdings, Inc.(a)	56,807	7,194,607
Hubbell, Inc.	49,506	16,382,031
Rockwell Automation, Inc.	105,459	27,248,496
		324,774,937
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,123,727	73,705,254
CDW Corp.	124,644	19,975,447
Corning, Inc.	718,418	32,889,176
Jabil, Inc.	103,897	14,137,265
Keysight Technologies, Inc.(a)	161,867	24,242,821
TE Connectivity PLC	279,529	39,503,038
Teledyne Technologies, Inc.(a)(b)	43,587	21,693,686
Trimble, Inc.(a)	227,123	14,910,625
Zebra Technologies Corp., Class A(a)	48,675	13,753,608
		254,810,920
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	922,317	40,535,832
Halliburton Co.	826,038	20,956,584
Schlumberger NV	1,317,248	55,060,967
		116,553,383
Entertainment — 1.4%
Electronic Arts, Inc.	223,968	32,367,855
Live Nation Entertainment, Inc.(a)(b)	144,837	18,912,816
Netflix, Inc.(a)	398,425	371,543,265
Take-Two Interactive Software, Inc.(a)(b)	152,929	31,694,535
TKO Group Holdings, Inc.	62,145	9,496,378
Walt Disney Co.	1,687,939	166,599,579
Warner Bros Discovery, Inc.(a)(b)	2,064,875	22,156,109
		652,770,537
Financial Services — 4.9%
Apollo Global Management, Inc.	417,047	57,110,416
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Berkshire Hathaway, Inc., Class B(a)(b)	1,708,455	$ 909,888,964
Corpay, Inc.(a)(b)	65,359	22,791,990
Fidelity National Information Services, Inc.	498,738	37,245,754
Fiserv, Inc.(a)	530,278	117,101,291
Global Payments, Inc.	237,602	23,265,988
Jack Henry & Associates, Inc.	68,758	12,555,211
Mastercard, Inc., Class A	760,077	416,613,405
PayPal Holdings, Inc.(a)	934,446	60,972,602
Visa, Inc., Class A	1,610,731	564,496,786
		2,222,042,407
Food Products — 0.7%
Archer-Daniels-Midland Co.	447,080	21,464,311
Bunge Global SA	133,333	10,189,308
Conagra Brands, Inc.	438,412	11,692,448
General Mills, Inc.	516,210	30,864,196
Hershey Co.	136,999	23,430,939
Hormel Foods Corp.	266,300	8,239,322
J.M. Smucker Co.	97,393	11,532,305
Kellanova	253,516	20,912,535
Kraft Heinz Co.	820,272	24,960,877
Lamb Weston Holdings, Inc.	132,939	7,085,649
McCormick & Co., Inc.	234,157	19,273,462
Mondelez International, Inc., Class A	1,207,241	81,911,302
The Campbell’s Co.	184,501	7,365,280
Tyson Foods, Inc., Class A	268,318	17,121,371
		296,043,305
Gas Utilities — 0.0%
Atmos Energy Corp.	143,557	22,191,041
Ground Transportation — 0.9%
CSX Corp.	1,798,689	52,935,417
JB Hunt Transport Services, Inc.	74,597	11,036,626
Norfolk Southern Corp.	211,024	49,981,034
Old Dominion Freight Line, Inc.	174,561	28,881,118
Uber Technologies, Inc.(a)(b)	1,962,688	143,001,448
Union Pacific Corp.	565,080	133,494,499
		419,330,142
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,616,650	214,448,623
Align Technology, Inc.(a)	64,585	10,259,973
Baxter International, Inc.	470,821	16,116,203
Becton Dickinson & Co.	269,410	61,711,055
Boston Scientific Corp.(a)	1,373,724	138,581,277
Cooper Cos., Inc.(a)(b)	184,338	15,548,910
Dexcom, Inc.(a)	361,160	24,663,616
Edwards Lifesciences Corp.(a)	551,746	39,990,550
GE HealthCare Technologies, Inc.(a)	427,082	34,469,788
Hologic, Inc.(a)(b)	219,281	13,544,987
IDEXX Laboratories, Inc.(a)	76,750	32,231,163
Insulet Corp.(a)	66,075	17,351,956
Intuitive Surgical, Inc.(a)	331,987	164,423,202
Medtronic PLC	1,195,361	107,415,139
ResMed, Inc.	136,826	30,628,500
Solventum Corp.(a)(b)	131,883	10,028,383
STERIS PLC	91,206	20,671,840
Stryker Corp.	319,791	119,042,200
Zimmer Biomet Holdings, Inc.	184,111	20,837,683
		1,091,965,048
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	225,673	31,090,969
Security	Shares	Value
Health Care Providers & Services (continued)
Cencora, Inc.	161,074	$ 44,793,069
Centene Corp.(a)	466,871	28,343,738
Cigna Group	255,526	84,068,054
CVS Health Corp.	1,172,936	79,466,414
DaVita, Inc.(a)	42,261	6,464,665
Elevance Health, Inc.	216,170	94,025,303
HCA Healthcare, Inc.	166,879	57,665,038
Henry Schein, Inc.(a)(b)	115,839	7,933,813
Humana, Inc.	112,378	29,735,219
Labcorp Holdings, Inc.	78,823	18,345,265
McKesson Corp.	118,318	79,626,831
Molina Healthcare, Inc.(a)(b)	52,882	17,418,802
Quest Diagnostics, Inc.	105,223	17,803,732
UnitedHealth Group, Inc.	857,778	449,261,228
Universal Health Services, Inc., Class B	55,381	10,406,090
		1,056,448,230
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	144,267	13,346,140
Healthpeak Properties, Inc.	656,355	13,271,498
Ventas, Inc.	388,808	26,734,438
Welltower, Inc.	568,603	87,115,666
		140,467,742
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	660,984	9,392,583
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	403,582	48,211,906
Booking Holdings, Inc.	30,849	142,118,567
Caesars Entertainment, Inc.(a)(b)	195,763	4,894,075
Carnival Corp.(a)(b)	960,396	18,756,534
Chipotle Mexican Grill, Inc.(a)	1,270,045	63,768,960
Darden Restaurants, Inc.	110,083	22,870,844
Domino’s Pizza, Inc.	32,072	14,735,480
DoorDash, Inc., Class A(a)	316,627	57,869,917
Expedia Group, Inc.	113,591	19,094,647
Hilton Worldwide Holdings, Inc.	227,222	51,704,366
Las Vegas Sands Corp.	321,855	12,433,259
Marriott International, Inc., Class A	214,985	51,209,427
McDonald’s Corp.	667,947	208,646,604
MGM Resorts International(a)(b)	211,434	6,266,904
Norwegian Cruise Line Holdings Ltd.(a)(b)	409,414	7,762,489
Royal Caribbean Cruises Ltd.	230,564	47,367,068
Starbucks Corp.	1,056,512	103,633,262
Wynn Resorts Ltd.	86,072	7,187,012
Yum! Brands, Inc.	260,117	40,932,011
		929,463,332
Household Durables — 0.3%
D.R. Horton, Inc.	264,692	33,650,294
Garmin Ltd.	144,216	31,313,620
Lennar Corp., Class A	221,039	25,370,857
Mohawk Industries, Inc.(a)	47,669	5,442,846
NVR, Inc.(a)	2,873	20,813,133
PulteGroup, Inc.	189,668	19,497,870
		136,088,620
Household Products — 1.2%
Church & Dwight Co., Inc.	226,814	24,969,953
Clorox Co.	115,359	16,986,613
Colgate-Palmolive Co.	761,519	71,354,330

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	310,925	$ 44,219,754
Procter & Gamble Co.	2,195,086	374,086,556
		531,617,206
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	652,908	8,109,117
Vistra Corp.	317,118	37,242,338
		45,351,455
Industrial Conglomerates — 0.4%
3M Co.	507,572	74,542,024
Honeywell International, Inc.	606,082	128,337,863
		202,879,887
Industrial REITs — 0.2%
Prologis, Inc.	863,269	96,504,841
Insurance — 2.4%
Aflac, Inc.	466,371	51,855,791
Allstate Corp.	246,840	51,113,159
American International Group, Inc.	553,755	48,143,460
Aon PLC, Class A	201,577	80,447,365
Arch Capital Group Ltd.	348,356	33,504,880
Arthur J Gallagher & Co.	232,836	80,384,301
Assurant, Inc.	48,062	10,081,004
Brown & Brown, Inc.(b)	222,175	27,638,570
Chubb Ltd.	349,419	105,521,044
Cincinnati Financial Corp.	145,984	21,564,756
Erie Indemnity Co., Class A	22,843	9,572,359
Everest Group Ltd.	40,722	14,795,524
Globe Life, Inc.	77,636	10,226,214
Hartford Financial Services Group, Inc.	267,000	33,035,910
Loews Corp.	169,852	15,611,097
Marsh & McLennan Cos., Inc.	457,765	111,708,393
MetLife, Inc.	543,215	43,614,732
Principal Financial Group, Inc.	197,307	16,646,792
Progressive Corp.	546,023	154,529,969
Prudential Financial, Inc.	331,820	37,057,658
Travelers Cos., Inc.	211,600	55,959,736
W.R. Berkley Corp.(b)	278,266	19,801,409
Willis Towers Watson PLC	93,883	31,727,760
		1,064,541,883
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A	5,446,140	842,191,090
Alphabet, Inc., Class C	4,412,080	689,299,258
Match Group, Inc.	232,149	7,243,049
Meta Platforms, Inc., Class A	2,043,822	1,177,977,248
		2,716,710,645
IT Services — 1.2%
Accenture PLC, Class A	582,415	181,736,777
Akamai Technologies, Inc.(a)(b)	138,645	11,160,922
Cognizant Technology Solutions Corp., Class A	459,521	35,153,356
EPAM Systems, Inc.(a)	52,795	8,913,908
Gartner, Inc.(a)	71,941	30,196,515
GoDaddy, Inc., Class A(a)	131,612	23,708,586
International Business Machines Corp.	861,842	214,305,632
VeriSign, Inc.(a)	76,434	19,404,300
		524,579,996
Leisure Products — 0.0%
Hasbro, Inc.	122,350	7,523,301
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	266,173	31,136,917
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	150,908	$ 8,847,736
Charles River Laboratories International, Inc.(a)	48,907	7,361,482
Danaher Corp.	599,164	122,828,620
IQVIA Holdings, Inc.(a)	156,136	27,526,777
Mettler-Toledo International, Inc.(a)(b)	19,768	23,344,229
Revvity, Inc.(b)	114,095	12,071,251
Thermo Fisher Scientific, Inc.	356,520	177,404,352
Waters Corp.(a)(b)	55,056	20,291,990
West Pharmaceutical Services, Inc.(b)	68,328	15,297,272
		446,110,626
Machinery — 1.6%
Caterpillar, Inc.	446,052	147,107,950
Cummins, Inc.	128,257	40,200,874
Deere & Co.	237,166	111,313,862
Dover Corp.	129,043	22,670,274
Fortive Corp.	324,135	23,720,199
IDEX Corp.	71,398	12,920,896
Illinois Tool Works, Inc.	250,471	62,119,313
Ingersoll Rand, Inc.	373,857	29,919,776
Nordson Corp.	51,320	10,352,270
Otis Worldwide Corp.	373,613	38,556,862
PACCAR, Inc.	488,690	47,583,745
Parker-Hannifin Corp.	119,977	72,928,020
Pentair PLC	150,661	13,179,824
Snap-on, Inc.	48,369	16,300,837
Stanley Black & Decker, Inc.	142,379	10,946,098
Westinghouse Air Brake Technologies Corp.	159,207	28,872,189
Xylem, Inc.	228,216	27,262,683
		715,955,672
Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	90,245	33,257,990
Comcast Corp., Class A	3,557,836	131,284,148
Fox Corp., Class A	205,738	11,644,771
Fox Corp., Class B	124,511	6,562,975
Interpublic Group of Cos., Inc.	341,486	9,274,760
News Corp., Class A	352,103	9,584,244
News Corp., Class B(b)	99,061	3,008,482
Omnicom Group, Inc.	179,967	14,921,064
Paramount Global, Class B	549,981	6,577,773
		226,116,207
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,339,331	50,707,072
Newmont Corp.	1,062,860	51,314,881
Nucor Corp.	220,016	26,476,725
Steel Dynamics, Inc.	130,603	16,335,823
		144,834,501
Multi-Utilities — 0.7%
Ameren Corp.	246,882	24,786,953
CenterPoint Energy, Inc.	605,412	21,934,077
CMS Energy Corp.	280,856	21,095,094
Consolidated Edison, Inc.	324,009	35,832,155
Dominion Energy, Inc.	785,205	44,026,444
DTE Energy Co.	193,221	26,716,668
NiSource, Inc.	430,739	17,268,327
Public Service Enterprise Group, Inc.	464,385	38,218,885
Sempra	590,378	42,129,374
WEC Energy Group, Inc.	294,867	32,134,606
		304,142,583
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	134,535	$ 9,039,407
Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	349,293	7,342,139
Chesapeake Energy Corp.	196,270	21,848,776
Chevron Corp.	1,557,779	260,600,849
ConocoPhillips	1,190,761	125,053,720
Coterra Energy, Inc.	688,219	19,889,529
Devon Energy Corp.	619,068	23,153,143
Diamondback Energy, Inc.	173,242	27,697,931
EOG Resources, Inc.	524,248	67,229,564
EQT Corp.	556,805	29,750,091
Exxon Mobil Corp.	4,062,636	483,169,300
Hess Corp.	257,615	41,148,844
Kinder Morgan, Inc.	1,801,548	51,398,165
Marathon Petroleum Corp.	300,380	43,762,362
Occidental Petroleum Corp.	627,979	30,997,043
ONEOK, Inc.	578,312	57,380,117
Phillips 66	385,144	47,557,581
Targa Resources Corp.	203,252	40,745,928
Texas Pacific Land Corp.(b)	17,489	23,172,750
Valero Energy Corp.	292,835	38,674,719
Williams Cos., Inc.	1,136,216	67,900,268
		1,508,472,819
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	593,711	25,885,800
Southwest Airlines Co.	556,400	18,683,912
United Airlines Holdings, Inc.(a)	307,887	21,259,597
		65,829,309
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	217,364	14,346,024
Kenvue, Inc.	1,788,745	42,894,105
		57,240,129
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,890,422	115,296,838
Eli Lilly & Co.	734,415	606,560,693
Johnson & Johnson	2,244,096	372,160,881
Merck & Co., Inc.	2,357,821	211,638,013
Pfizer, Inc.	5,282,084	133,848,008
Viatris, Inc.	1,131,153	9,852,342
Zoetis, Inc., Class A	420,522	69,238,947
		1,518,595,722
Professional Services — 0.7%
Automatic Data Processing, Inc.	379,782	116,034,794
Broadridge Financial Solutions, Inc.	109,308	26,502,818
Dayforce, Inc.(a)(b)	149,647	8,728,910
Equifax, Inc.	115,685	28,176,239
Jacobs Solutions, Inc.	114,265	13,813,496
Leidos Holdings, Inc.	125,565	16,943,741
Paychex, Inc.	299,369	46,186,649
Paycom Software, Inc.	44,828	9,794,021
Verisk Analytics, Inc.	130,550	38,854,291
		305,034,959
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	278,570	36,431,385
CoStar Group, Inc.	394,546	31,259,879
		67,691,264
Residential REITs — 0.3%
AvalonBay Communities, Inc.	132,587	28,455,822
Camden Property Trust	98,667	12,066,974
Security	Shares	Value
Residential REITs (continued)
Equity Residential	317,910	$ 22,755,998
Essex Property Trust, Inc.	60,094	18,423,018
Invitation Homes, Inc.	536,143	18,684,583
Mid-America Apartment Communities, Inc.	108,448	18,173,716
UDR, Inc.	279,735	12,635,630
		131,195,741
Retail REITs — 0.3%
Federal Realty Investment Trust	70,849	6,930,449
Kimco Realty Corp.	634,763	13,482,366
Realty Income Corp.	815,766	47,322,586
Regency Centers Corp.	152,330	11,235,861
Simon Property Group, Inc.	286,104	47,516,152
		126,487,414
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.(a)	1,512,585	155,402,983
Analog Devices, Inc.	462,771	93,327,028
Applied Materials, Inc.	758,490	110,072,069
Broadcom, Inc.	4,374,689	732,454,179
Enphase Energy, Inc.(a)(b)	124,399	7,718,958
First Solar, Inc.(a)(b)	100,572	12,715,318
Intel Corp.	4,020,058	91,295,517
KLA Corp.	124,675	84,754,065
Lam Research Corp.	1,199,292	87,188,528
Microchip Technology, Inc.	504,711	24,433,060
Micron Technology, Inc.	1,033,436	89,795,254
Monolithic Power Systems, Inc.	45,276	26,259,174
NVIDIA Corp.	22,863,906	2,477,990,132
NXP Semiconductors NV	236,894	45,024,074
ON Semiconductor Corp.(a)	396,719	16,142,496
QUALCOMM, Inc.	1,035,540	159,069,299
Skyworks Solutions, Inc.	152,314	9,844,054
Teradyne, Inc.	150,903	12,464,588
Texas Instruments, Inc.	850,259	152,791,542
		4,388,742,318
Software — 9.6%
Adobe, Inc.(a)	410,301	157,362,743
ANSYS, Inc.(a)(b)	80,925	25,617,617
Autodesk, Inc.(a)	200,700	52,543,260
Cadence Design Systems, Inc.(a)	255,635	65,015,650
Crowdstrike Holdings, Inc., Class A(a)(b)	229,881	81,051,443
Fair Isaac Corp.(a)	22,694	41,851,367
Fortinet, Inc.(a)(b)	592,948	57,077,174
Gen Digital, Inc.	501,503	13,309,890
Intuit, Inc.	261,254	160,407,343
Microsoft Corp.	6,938,103	2,604,494,485
Oracle Corp.	1,514,024	211,675,695
Palantir Technologies, Inc., Class A(a)	1,910,590	161,253,796
Palo Alto Networks, Inc.(a)(b)	610,048	104,098,591
PTC, Inc.(a)	112,497	17,431,410
Roper Technologies, Inc.	99,946	58,926,163
Salesforce, Inc.	891,068	239,127,008
ServiceNow, Inc.(a)	192,008	152,865,249
Synopsys, Inc.(a)	143,180	61,402,743
Tyler Technologies, Inc.(a)(b)	39,768	23,120,718
Workday, Inc., Class A(a)	198,744	46,412,686
		4,335,045,031
Specialized REITs — 0.9%
American Tower Corp.	435,550	94,775,680
Crown Castle, Inc.	405,080	42,221,488
Digital Realty Trust, Inc.	290,632	41,644,659
Equinix, Inc.	89,934	73,327,687

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	199,086	$ 29,562,280
Iron Mountain, Inc.	274,263	23,597,589
Public Storage	146,894	43,963,905
SBA Communications Corp.	99,981	21,996,820
VICI Properties, Inc.	986,001	32,163,353
Weyerhaeuser Co.	675,345	19,774,102
		423,027,563
Specialty Retail — 1.9%
AutoZone, Inc.(a)	15,756	60,074,162
Best Buy Co., Inc.	182,229	13,413,877
CarMax, Inc.(a)(b)	145,586	11,344,061
Home Depot, Inc.	925,828	339,306,704
Lowe’s Cos., Inc.	528,763	123,323,394
O’Reilly Automotive, Inc.(a)	53,810	77,087,130
Ross Stores, Inc.	306,980	39,228,974
TJX Cos., Inc.	1,051,267	128,044,320
Tractor Supply Co.	500,076	27,554,188
Ulta Beauty, Inc.(a)	44,412	16,278,774
Williams-Sonoma, Inc.	114,889	18,163,951
		853,819,535
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	14,020,034	3,114,270,153
Dell Technologies, Inc., Class C	288,103	26,260,589
Hewlett Packard Enterprise Co.	1,209,177	18,657,601
HP, Inc.	906,957	25,113,639
NetApp, Inc.	192,199	16,882,760
Seagate Technology Holdings PLC	199,261	16,927,222
Super Micro Computer, Inc.(a)(b)	462,660	15,841,478
Western Digital Corp.(a)	319,016	12,897,817
		3,246,851,259
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	140,503	15,709,640
Lululemon Athletica, Inc.(a)	105,283	29,801,406
NIKE, Inc., Class B	1,109,732	70,445,787
Ralph Lauren Corp.	36,888	8,142,657
Tapestry, Inc.	193,206	13,603,635
		137,703,125
Tobacco — 0.7%
Altria Group, Inc.	1,579,700	94,813,594
Philip Morris International, Inc.	1,449,228	230,035,960
		324,849,554
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	535,315	$ 41,513,678
United Rentals, Inc.	61,165	38,332,106
WW Grainger, Inc.	41,451	40,946,541
		120,792,325
Water Utilities — 0.1%
American Water Works Co., Inc.	182,071	26,859,114
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	447,546	119,364,994
Total Common Stocks — 98.3% (Cost: $16,882,855,510)		44,381,658,053
Investment Companies
Equity Funds — 1.2%
iShares Core S&P 500 ETF(c)	942,543	529,614,912
Total Investment Companies — 1.2% (Cost: $526,653,719)		529,614,912
Total Long-Term Investments — 99.5% (Cost: $17,409,509,229)		44,911,272,965
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	282,701,696	282,843,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	187,075,504	187,075,504
Total Short-Term Securities — 1.0% (Cost: $469,867,573)		469,918,551
Total Investments — 100.5% (Cost: $17,879,376,802)		45,381,191,516
Liabilities in Excess of Other Assets — (0.5)%		(220,210,185)
Net Assets — 100.0%		$ 45,160,981,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 196,905,512	$ 85,948,405 (a)	$ —	$ (73)	$ (10,797)	$ 282,843,047	282,701,696	$ 129,924 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	66,822,745 (a)	—	—	—	187,075,504	187,075,504	2,079,229	—
Blackrock, Inc.	138,023,886	2,220,144	(1,254,920)	(43,781)	(10,510,832)	128,434,497	135,697	699,937	—
iShares Core S&P 500 ETF	299,532,746	1,242,163,086	(980,929,515)	28,466,743	(59,618,148)	529,614,912	942,543	7	—
				$ 28,422,889	$ (70,139,777)	$ 1,127,967,960		$ 2,909,097	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	740	06/20/25	$ 209,170	$ 644,273
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 44,381,658,053	$ —	$ —	$ 44,381,658,053
Investment Companies	529,614,912	—	—	529,614,912

Schedule of Investments (unaudited)(continued)
March 31, 2025
S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 469,918,551	$ —	$ —	$ 469,918,551
	$45,381,191,516	$—	$—	$45,381,191,516
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 644,273	$ —	$ —	$ 644,273

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments